Property and equipment	12 Months Ended
Apr. 30, 2012
Property and equipment
6.	Property and equipment:

The cost and related accumulated amortization of the Company’s flying assets, facilities and equipment are as follows:

	Property and equipment			Total
	Flying Assets	Equipment	Facilities

At April 30, 2012:
Cost	$1,029,381	$81,802	$129,284	$1,240,467
Accumulated depreciation	(156,345)	(24,992)	(32,270)	(213,607)

Net book value	$873,036	$56,810	$97,014	$1,026,860

At April 30, 2011:
Cost	$1,117,338	$65,657	$135,969	$1,318,964
Accumulated depreciation	(142,024)	(13,622)	(29,819)	(185,465)

Net book value	$975,314	$52,035	$106,150	$1,133,499

Amortization of property and equipment totaled $113.0 million (2011 – $99.6 million, 2010 – $77.7 million).

The flying assets under capital lease included above are as follows:

	2012	2011

Flying assets under capital lease:
Cost	$32,795	$149,653
Accumulated amortization	(2,073)	(1,745)

	$30,722	$147,908

Amortization related to flying assets under capital lease was $2.5 million, for the year ended April 30, 2012 (2011 – $1.1 million, 2010 – $0.6 million).